Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jan. 23, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 17, 2022	Dec. 31, 2020
Subsequent Event [Line Items]
Stock option grants				8,671,812		8,371,662
Sahe based compensation,Number of shares granted		5,397,344	1,545,000	1,545,000
Subsequent Event [Member] | Combined Company [Member]
Subsequent Event [Line Items]
Transaction value					$ 205.0
Subsequent Event [Member] | Share-based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Stock option grants	5,007,000
Sahe based compensation,Number of shares granted	110,344